Income Taxes - Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 93,165	$ 72,984
Deferred rent	235	127
Accrued bonus	0	68
Accrued compensation	326	539
Stock-based compensation	6,224	3,266
Other reserves and accruals	4	2
Property and equipment	322	16
Deferred revenue	3,017	2,173
Deferred Tax Assets, Gross	103,293	79,175
Valuation allowance	(103,293)	(79,175)
Net deferred tax assets	$ 0	$ 0